Document And Entity Information	Oct. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	HENNESSY ADVISORS, INC.
Document, Type	8-K
Document, Period End Date	Oct. 28, 2026
Entity, Incorporation, State or Country Code	CA
Entity, File Number	001-36423
Entity, Tax Identification Number	68-0176227
Entity, Address, Address Line One	7250 Redwood Blvd., Suite 200
Entity, Address, City or Town	Novato
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94945
City Area Code	415
Local Phone Number	899-1555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	HNNA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001145255